Loans and Allowance for Loan Losses - Schedule of Aging of the Recorded Investment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Recorded Investment Past Due [Line Items]
Greater Than 90 Days Past Due Still On Accrual		$ 35	$ 39
Nonaccrual	$ 7,855	8,197	10,790
Loans Not Past Due	970,245	950,162	710,503
Total Loans	980,110	960,355	725,876
Commercial Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Nonaccrual	3,403	4,448	7,294
Loans Not Past Due	409,256	391,816	353,834
Total Loans	413,499	397,017	364,096
Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Greater Than 90 Days Past Due Still On Accrual			39
Nonaccrual	770	1,182	1,710
Loans Not Past Due	252,563	260,684	181,103
Total Loans	253,468	262,032	183,100
Residential Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Greater Than 90 Days Past Due Still On Accrual		35
Nonaccrual	2,467	2,369	1,499
Loans Not Past Due	258,959	247,101	131,694
Total Loans	262,387	250,216	134,455
Agricultural Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Nonaccrual	656		258
Loans Not Past Due	15,909	18,042	16,825
Total Loans	16,565	18,180	17,083
Consumer [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Nonaccrual	323	103	29
Loans Not Past Due	17,502	16,807	7,824
Total Loans	17,899	17,103	7,875
Agricultural [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Nonaccrual	236	95
Loans Not Past Due	16,056	15,712	19,223
Total Loans	16,292	15,807	19,267
30 to 59 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	1,184	1,047	1,880
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	840	645	1,010
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	135	2	83
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	137	166	765
30 to 59 Days Past Due [Member] | Agricultural Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due		138
30 to 59 Days Past Due [Member] | Consumer [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	72	96	22
60 to 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	826	914	2,664
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due		108	1,958
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due		164	165
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	824	545	497
60 to 89 Days Past Due [Member] | Consumer [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due	$ 2	$ 97
60 to 89 Days Past Due [Member] | Agricultural [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Financing Receivables, Past Due			$ 44